Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2012
Fidelity Freedom 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity Freedom 2045 Fund®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2012, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	53.0%
Commodity Fund	9.2%

International Equity Funds
Developed International Equity Funds	17.5%
Emerging Markets Equity Fund	5.2%

Bond Funds
Investment-Grade Bond Fund	4.8%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	10.3%

Short-Term Funds
Short-Term Funds	0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.46%	June 30, 2009
Lowest Quarter Return	-22.52%	December 31, 2008
Year-to-Date Return	11.05%	March 31, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2011
Fidelity Freedom 2045 Fund | Class: Fidelity Freedom 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
2007	rr_AnnualReturn2007	9.50%
2008	rr_AnnualReturn2008	(39.15%)
2009	rr_AnnualReturn2009	32.04%
2010	rr_AnnualReturn2010	14.72%
2011	rr_AnnualReturn2011	(5.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
Fidelity Freedom 2045 Fund | Return Before Taxes | Class: Fidelity Freedom 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Freedom 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(5.02%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.84%)
Life of fund	rr_AverageAnnualReturnSinceInception	0.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Fidelity Freedom 2045 Fund | Return After Taxes on Distributions | Class: Fidelity Freedom 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Freedom 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(6.06%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.66%)
Life of fund	rr_AverageAnnualReturnSinceInception	(0.02%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Fidelity Freedom 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Freedom 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Freedom 2045 Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(3.09%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.03%)
Life of fund	rr_AverageAnnualReturnSinceInception	0.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Fidelity Freedom 2045 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of fund	rr_AverageAnnualReturnSinceInception	1.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Fidelity Freedom 2045 Fund | Fidelity Freedom 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Freedom® 2045 Composite Index
Past 1 year	rr_AverageAnnualReturnYear01	(0.85%)
Past 5 years	rr_AverageAnnualReturnYear05	0.18%
Life of fund	rr_AverageAnnualReturnSinceInception	2.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	From June 1, 2006.